Operating (Loss)/ Profit (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Operating Profit
Operating (loss)/ profit is stated after charging/(crediting) the following items:

	2021	2020	2019
	RMB million	RMB million	RMB million
Amortisation of intangible assets (Note 19)	210	239	143
Depreciation of property, plant and equipment (Note 16)	9,490	9,067	9,078
Depreciation of right-of-use assets (Note 18(a))	12,389	12,367	12,298
Depreciation of investment properties (Note 17)	10	12	25
Amortisation of long-term deferred assets included in other non-current assets	619	570	536
Impairment charge on property, plant and equipment (Note 9)	1	31	4
Write-down of flight equipment spare parts to net realisable value (Note 9)	21	153	—
Consumption of flight equipment spare parts	1,218	1,135	1,013
Auditors’ remuneration	12	17	18